ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,	December 31,
	2024	2025
	RMB	RMB
User traffic direction fees	384,364	477,533
Payable to financial institution partners (1)	114,437	56,350
Accrued payroll and welfare	509,917	433,820
Payable for third-party service fee	303,932	411,419
Payable to shareholder of non-controlling interests (2)	240,339	256,969
Operating lease liability	27,258	18,357
Accruals for purchase of property and equipment	109,018	192,353
Deferred revenue	525,763	788,981
Others	277,893	299,944
Total	2,492,921	2,935,726
(1)	Payable to financial institution partners mainly include amounts collected from the borrowers but have not been transferred to the financial institution partners due to holiday breaks.
(2)	Payable to shareholder of non-controlling interests mainly includes loans from non-controlling shareholder Qifu Changfeng to acquire land use right.